Legal Proceedings	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Legal Proceedings

Note 9 — Legal Proceedings

From time to time, we are party to various lawsuits, claims and other legal proceedings that arise in the ordinary course of our business. We are not currently a party to any legal proceedings that we believe would reasonably be expected to have a material adverse effect on our business, financial position or results of operations or cash flows.